Restatement of Previously Issued Financial Statements (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Write off of amounts due from related companies		$ 156,826
Deferred offering costs	237,982	163,461
Salary expenses		36,843
Research and development costs		156,854
Loss on disposal of a subsidiary		(90,493)
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Write off of amounts due from related companies		156,826
Deferred offering costs		163,461
Loss on disposal of a subsidiary		$ 434,570